Provisions	12 Months Ended
Dec. 31, 2023
Provisions
Provisions

Note 26 Provisions

Material accounting policy-provisions

A provision differs from other liabilities as there is uncertainty in the time of payment or the size of the amount to settle the provision. A provision is reported in the group's statement of financial position when there is an existing legal or informal obligation as a result of an event that has occurred, and it is likely that an outflow of financial resources will be required to settle the obligation and a reliable estimate of the amount may be done. Provisions are made with the amount that is the best estimate of what is required to settle the existing obligation at the balance sheet date. Where the effect of when in time payment takes place is significant, provisions are calculated by discounting the expected future cash flow.

	Social Security Costs on
Provisions as of December 31, 2023	Share-Based Payment	Other provisions	Provisions, net
Opening balance	11,792	—	11,792
Provisions for the year	21,109	—	21,109
Exchange differences	(306)	—	(306)
Total	32,595	—	32,595

	Social Security Costs on
Provisions as of December 31, 2022	Share-Based Payment	Other provisions	Provisions, net
Opening balance	13,084	1,446	14,530
Provisions for the year	1,027	—	1,027
Amounts claimed for the year	(204)	—	(204)
Reversal of unused amounts	(2,666)	(1,573)	(4,239)
Exchange differences	551	127	678
Total	11,792	—	11,792

Social Security Costs on Share-Based Payment

There is uncertainty as to when social security costs for share-based payments will be paid in the future, and what amount they will ultimately be adjusted to as it is dependent on market values at the time when performance shares are used.